T. ROWE PRICE Retirement Blend 2050 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 1.2%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  2,200 2,377 157 459,279 4,519
U.S. Treasury Long-Term Index
Fund  1,286 2,227 97 477,203 3,536
International Bond Fund (USD
Hedged)  789 1,441 58 253,713 2,190
Dynamic Global Bond Fund  455 805 42 159,615 1,195
U.S. Limited Duration TIPS Index
Fund  16 1 — 1,798 17
Total Bond Funds (Cost $11,300) 11,457
EQUITY FUNDS 96.8%
T. Rowe Price Funds:
Equity Index 500 Fund  139,649 127,260 25,065 1,480,162 264,682
International Equity Index Fund  68,235 62,214 6,458 6,467,631 142,223
Value Fund  48,848 53,796 3,304 2,074,257 109,541
Growth Stock Fund  44,716 62,115 3,316 944,336 97,786
Real Assets Fund  30,008 27,461 8,563 3,084,892 64,752
International Value Equity Fund  25,401 22,807 4,069 2,028,590 54,001
International Stock Fund  16,285 16,343 1,020 1,450,779 32,701
Emerging Markets Discovery Stock
Fund  13,846 12,954 2,224 1,523,230 31,775
Emerging Markets Stock Fund  12,092 11,045 931 569,667 28,791
Mid-Cap Index Fund  16,102 13,676 3,172 1,234,312 27,957
Small-Cap Index Fund  11,585 11,870 1,859 1,360,807 24,930
Mid-Cap Value Fund  7,133 6,644 492 416,014 14,827
Mid-Cap Growth Fund  8,539 7,024 1,510 142,154 14,390
New Horizons Fund (3) 4,688 9,208 438 241,390 13,791
Small-Cap Value Fund  7,020 6,311 1,633 227,212 12,656
Total Equity Funds (Cost $799,665) 934,803

T. ROWE PRICE Retirement Blend 2050 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds  2.0%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 11,561 17,477 9,288 19,750,247 19,750
Total Short-Term Investments (Cost $19,750) 19,750
Total Investments in Securities 100.0%
(Cost $830,715) $ 966,010
Other Assets Less Liabilities (0.0)% (191)
Net Assets 100.0% $ 965,819
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$1,250 and $1,250, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Blend 2050 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (1) $ (23) $ 26
Emerging Markets Discovery Stock Fund  (19) 7,199 1,178
Emerging Markets Stock Fund  7 6,585 394
Equity Index 500 Fund  2,654 22,838 1,678
Growth Stock Fund  8,340 (5,729) 81
International Bond Fund (USD Hedged)  (1) 18 36
International Equity Index Fund  (15) 18,232 3,503
International Stock Fund  1,589 1,093 722
International Value Equity Fund  52 9,862 1,306
Mid-Cap Growth Fund  587 337 83
Mid-Cap Index Fund  1,112 1,351 225
Mid-Cap Value Fund  379 1,542 226
New Horizons Fund  950 333 —
QM U.S. Bond Index Fund  (1) 99 100
Real Assets Fund  (70) 15,846 1,789
Small-Cap Index Fund  150 3,334 240
Small-Cap Value Fund  885 958 149
U.S. Limited Duration TIPS Index Fund  — — 1
U.S. Treasury Long-Term Index Fund  (2) 120 58
Value Fund  2,537 10,201 1,214
U.S. Treasury Money Fund, 3.76% — — 413
Affiliates not held at period end (6) — —
Totals $ 19,127# $ 94,196 $ 13,422+
# Capital gain distributions from underlying Price funds represented $20,108 of the net realized gain (loss).
+ Investment income comprised $13,422 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2050 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Blend 2050
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2050 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1356-054Q3 02/26